Schedule II	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule II

Schedule II
Jackson Financial Inc.
(Parent Company Only)
Balance Sheets
(In millions, except share data)

	December 31,
	2022(1)	2021(1)
Assets
Debt securities, available-for-sale	$450	$—
Investment in subsidiaries	8,266	7,320
Cash and cash equivalents	226	604
Accrued investment income	1	—
Intercompany receivables	2,054	2,064
Deferred income taxes, net	—	2
Other assets	4	3
Total assets	$11,001	$9,993

Liabilities and Equity
Liabilities
Senior Notes due 2023 - unaffiliated (2) (3)	598	596
Senior Notes due 2027 - unaffiliated (2) (3)	397	—
Senior Notes due 2031 - unaffiliated (2) (3)	493	495
Senior Notes due 2032 - unaffiliated (2) (3)	347	—
Senior Notes due 2051 - unaffiliated (2) (3)	488	490
Term loan due 2023 - unaffiliated (2)	—	751
Deferred income taxes, net	1	—
Intercompany payables	19	—
Other liabilities	12	20
Total liabilities	2,355	2,352
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24 to Consolidated Financial Statements)	1	1
Additional paid-in capital	6,063	6,051
Treasury stock, at cost; 11,784,813 and 5,778,649 shares at December 31, 2022 and 2021, respectively.	(443)	(211)
Accumulated other comprehensive income (loss)	(3,378)	1,360
Retained earnings (deficit)	6,403	440
Total equity	8,646	7,641
Total liabilities and equity	$11,001	$9,993

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
(2) See Note 13 - Long-Term Debt to our Consolidated Financial Statements for additional information regarding these borrowings.
(3) Includes unamortized debt issuance costs totaling $20 million and $17 million for the senior notes on a combined basis at December 31, 2022 and 2021, respectively.

(continued)

Schedule II
Jackson Financial Inc.
(Parent Company Only)
Statements of Income
(In millions)

	For the Years Ended December 31,
	2022(1)	2021(1)	2020
Revenues
Net investment income	$10	$—	$—
Dividends from subsidiaries	510	—	—
Interest income from subsidiaries	90	90	49
Total revenues	610	90	49

Benefits and Expenses
Interest expense	76	15	4
Operating costs and other expenses	29	53	17
Total benefits and expenses	105	68	21
Pretax income	505	22	28
Income tax expense (benefit)	(1)	9	10
Subsidiary equity earnings (loss)	5,680	3,404	(1,652)
Net income (loss)	$6,186	$3,417	$(1,634)

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.

(continued)

Schedule II
Jackson Financial Inc.
(Parent Company Only)
Statements of Cash Flows
(In millions)

	For the Years Ended December 31,
	2022(1)	2021(1)	2020
Cash flows from operating activities:
Net income	$6,186	$3,417	$(1,634)
Adjustments to reconcile net income to net cash provided by operating activities:
Subsidiary equity earnings	(5,680)	(3,404)	1,652
Interest expense	76	15	4
Amortization of discount and premium on investments	(5)	—	—
Change in other assets and liabilities, net	4	(43)	4
Net cash provided by (used in) operating activities	581	(15)	26

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	—	—	—
Purchases of:
Debt securities	(445)	—	—
Other investing activities	—	—	—
Net cash provided by (used in) investing activities	(445)	—	—

Cash flows from financing activities:
Net proceeds from (payments on) borrowings	(750)	740	—
Net proceeds from issuance of senior notes	750	1,593	—
Debt issuance costs	(7)	(28)	—
Dividends on common stock	(186)	(50)	—
Capital distribution to subsidiary	—	(1,550)	(526)
Share based compensation	—	123	—
Purchase of treasury stock	(321)	(211)	—
Common stock issuance—Athene	—	—	500
Net cash provided by (used in) financing activities	(514)	617	(26)
Net increase (decrease) in cash and short-term investments	(378)	602	—
Cash and cash equivalents, beginning of year	604	2	2
Total cash and cash equivalents, end of year	$226	$604	$2

Non-cash financing transactions
Non-cash dividend equivalents on stock based awards	$(13)	$—	$—
Non-cash debt restructuring transactions	$—	$—	$(2,350)
Shares issued in settlement of the debt restructuring	$—	$—	$2,350

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.